Investments (Realized Gains and Losses on Sales of Available-for-Sale Securities) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Debt Securities, Available-for-sale [Line Items]
Gross realized gains	¥ 9,955	¥ 127,360
Gross realized losses	(8,497)	(10,020)
Net realized gains (losses) on sales of available-for-sale securities	¥ 1,458	¥ 117,340